UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                    March 31, 2005

Check here if Amendment [ ];                    Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Manulife Financial Corporation
Address:       200 Bloor Street East - NT Main
               Toronto, Ontario, Canada M4W 1E5


Form 13F File Number:                    028-11519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kenneth Pogrin
Title:         Attorney in Fact*
Phone:         (416) 852-3758

Signature, Place and Date of Signing:


Kenneth Pogrin            Toronto, Ontario, Canada             February 26, 2013
--------------            ------------------------             -----------------
[Signature]               [City, State]                        [Date]

* Signed pursuant to a Power of Attorney dated January 17, 2008 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Manulife Financial Corporation on January 24, 2008.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----
028-04428                The Manufacturers Life Insurance Company
028-10490                Manulife Asset Management (North America) Limited
                         (formerly known as MFC Global Investment Management
                         (USA) Limited)
028-03673                Manulife Asset Management (US) LLC
                         (formerly known as MFC Global Investment Management
                         (U.S.), LLC
                         and as Sovereign Asset Management Corporation)
028-03222                John Hancock Advisers Inc.
028-01714                Independence Investment, LLC
028-03983                John Hancock Life Insurance Company (U.S.A.)
                         (formerly known as John Hancock Life Insurance Company)